Income Taxes - Net Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liability	$ (60,364)	$ (48,255)	$ (8,476)
Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,137	550
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,663	3,714
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,168	2,458
Deferred tax liabilities	(945)	(293)
Mining interests, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (70,387)	$ (54,684)